Discontinued Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Discontinued Operations [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Discontinued Operations

The Company disposed of four surgical facilities during 2010 which are classified as discontinued operations. The results of operations in these centers are presented net of income taxes in the accompanying consolidated financial statements as discontinued operations. In connection with one of the disposed facilities, the Company recorded an accrual of $1.7 million for future obligations under a facility operating lease. As of June 30, 2011, the lease liability was $1.2 million. The accompanying consolidated financial statements have been reclassified to conform to this presentation for all periods presented. These required reclassifications of prior period consolidated financial statements did not impact total assets, liabilities, stockholders' equity, net loss or cash flows.

Revenues, loss on operations before taxes, income tax benefit, loss on sale, net of taxes and the loss from discontinued operations, net of taxes for the three and six months ended June 30, 2011 and 2010 related to discontinued operations were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Revenues	$—	$2,878	$—	$5,467
Loss on operations, before taxes	$—	$(84)	$—	$(358)
Income tax benefit	$—	$(2)	$—	$(5)
Loss on sale, net of taxes	$(71)	$—	$(88)	$(9)
Loss from discontinued operations, net of taxes	$(71)	$(82)	$(88)	$(362)

Discontinued Operations and Divestitures
The Company evaluates its portfolio of surgical facilities to ensure the facilities are performing as expected. During 2010, the Company committed to a plan to divest its interest in four facilities that are consolidated for financial reporting purposes. In September 2010, the Company sold its interest in a surgical facility located in Orlando, Florida for net proceeds of $1.3 million and recognized a loss of $2.2 million, which includes an accrual of $1.7 million for future contractual obligations under a facility operating lease. As of December 31, 2010, the lease liability was $1.4 million. In October 2010, the Company sold its interest in a surgical facility located in Duncanville, Texas for net proceeds of $1.0 million and recognized a gain of $256,000. In December 2010, the Company sold its interest in surgical facilities located in Hammond, Louisiana and Vincennes, Indiana for net proceeds of $583,000 and $591,000, respectively, and recognized a gain of $109,000 and a loss of $275,000, respectively. All of the aforementioned divestitures were included in losses from discontinued operations. These facilities' assets, liabilities, revenues, expenses and cash flows have been classified as discontinued operations for all periods presented.
During the fourth quarter of 2010, the Company took one facility located in San Antonio, Texas, previously listed as held for sale, off the market. The results of operations for this surgical facility have been reclassified from discontinued operations to continuing operations for all periods presented.
Revenues and the net income for the years ended December 31, 2010, 2009 and 2008 related to this facility, which has been recast as continuing operations, are as follows:

	Year Ended December 31,
	2010	2009	2008
Revenues	$4,457	$4,381	$4,584
Net income	$67	$166	$359
In February 2009, the Company ceased operations at its surgical facility located in Englewood, Colorado.  A loss was recorded on the disposal of $5.9 million, which included an accrual of $4.6 million for future contractual obligations under a facility operating lease. The Company terminated this contractual lease obligation in July 2010 and paid cash of $1.2 million to settle the $3.6 million balance remaining on the obligation. A $2.4 million gain is included in the loss from discontinued operations as of December 31, 2010.
Revenues, the loss on operations before income taxes, income tax provision (benefit), gain (loss) on sale, net of taxes and the loss from discontinued operations net of taxes for the years ended December 31, 2010, 2009 and 2008 related to discontinued operations were as follows (in thousands):

	Year Ended December 31,
	2010	2009	2008
Revenues	$8,697	$14,548	$17,879
Loss on operations, before taxes	$(1,337)	$(18)	$(953)
Income tax provision (benefit)	$5	$41	$(1,383)
Gain (loss) on sale, net of taxes	$378	$(5,840)	$(3,527)
Loss from discontinued operations, net of taxes	$(964)	$(5,899)	$(3,097)
Effective February 1, 2010, the Company disposed of its ownership interest in its surgical facility located in Arcadia, California.  The Company recorded an impairment charge related to this equity method investment of $2.4 million in 2009.  Effective July 10, 2009, the Company disposed of its ownership interest in its surgical facility located in Temple, Texas.  A loss of $273,000 was recorded in the quarter ended June 30, 2009. Because both of these investments were accounted for under the equity method, the results of operations for these facilities are not reported as discontinued operations.  The loss on disposal of these facilities is included in impairment and loss on disposal of long-lived assets.